Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Personnel Expenses

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
	€	€	€	€
Wages and salaries	(3,279,593)	(1,606,969)	(5,845,176)	(2,618,645)
Pension charges	(177,185)	(51,327)	(355,729)	(81,289)
Other social security charges	(286,570)	(124,356)	(569,559)	(235,669)
Share-based payments	(3,142,839)	(1,772,738)	(5,089,777)	(3,869,348)

	(6,886,187)	(3,555,390)	(11,860,241)	(6,804,951)